[TEXT]
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar year or Quarter Ended: JUNE 30,2000

Check here if Amendment (   ); Amendment Number:

This Amendment (Check only one.)  ( X ) is a restatement.
				(   ) adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:		Sparrow Capital Management, Inc
Address:	225 South Meramec Ave
		Suite 732T
		St. Louis, MO 63105

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark Thompson
Title:		Compliance Officer
Phone: 	314-725-6161
Signature, Place, and Date of Signing:
	Mark Thompson	St. Louis, Missouri JULY 27,2000

Report Type (Check only one)
(X) 13F HOLDINGS  REPORT.
(  )  13F NOTICE.
(  )  13F COMBINATION REPORT.

List of Other Managers Reporting for this manager: 0

13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:  144,500

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FORM 13F INFORMATION TABLE






VALUE

SH/
PUT/
INVSTMT
OTHER

VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(X$1000)
SHARES
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE












CISCO
COM
17275r102
7571
132579
SH

SOLE

10320

122259
WALT DISNEY
COM
254687106
4589
        119996
SH

SOLE

6700

113296
AMERICAN EXPRESS CO
COM
25816109
6723
129147
SH

SOLE

7200

121947
AMGEN INC
COM
31162100
8403
119621
SH

SOLE

11620

108001
BEST BUY COMPANY
COM
86516101
4770
         75422
SH

SOLE

4200

  71222
CALPINE CORP
COM
131347106
13538
205913
SH

SOLE

18200

187713
EMC CORP
COM
268648102
11271
148434
SH

SOLE

8280

140154
GENERAL ELECTRIC
COM
369604103
7351
144150
SH

SOLE

8040

136110
HOME DEPOT INC
COM
437076102
4547
91521
SH

SOLE

5100

  86421
KERR-MCGEE CORP
COM
492386107
6026
102248
SH

SOLE

5700

  96548
KEEBLER
COM
487256109
5984
161466
SH

SOLE

9000

152466
PFIZER
COM
717081103
6821
143602
SH

SOLE

8000

135602
INTEL
COM
458140100
6334
47386
SH

SOLE

4625

  42761
MICROSOFT CORP
COM
594918104
6026
75328
SH

SOLE

4200

  71128
MORGAN STANLEY, DEAN
COM
617446448
7337
86833
SH

SOLE

4840

  81993
PEPSI BOTTLING
COM
713409100
5510
188378
SH

SOLE

10500

177878
SUN MICROSYSTEMS
COM
866810104
5873
64538
SH

SOLE

3600

  60938
ORACLE CORP
COM
68389X105
8439
        100469
SH

SOLE

5600

  94869
TYCO INTERNATIONAL
COM
902124106
8126
174352
SH

SOLE

9720

164632
WAL MART STORES INC
COM
931142103
5551
98119
SH

SOLE

      5640

  92479
GLOBESPAN
COM
   379571102
         239
            1970
SH

SOLE

       1970


ONYX SOFTWARE
COM
  682914106
           67
            2260
SH

SOLE

      2260


SYCAMORE NETWORKS
COM
  871206108
           61
              560
SH

SOLE

        560


ADC TELECOMM
COM
  000886101
         251
            3000
SH

SOLE

      3000


BROCADE COMM
COM
  111621108
         201
            1100
SH

SOLE

      1100


C&D TECH
COM
  124661109
         147
            2600
SH

SOLE

2600


E-TEK DYNAMICS
CO

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